Finance income and charges	6 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Finance income and charges	Finance income and charges

	Six months ended 31 December 2023	Six months ended 31 December 2022
	$ million	Re-presented $ million
Interest income	106	101
Fair value gain on financial instruments	110	167
Total interest income	216	268
Interest charge on bonds, commercial paper, bank loans and overdrafts	(324)	(277)
Interest charge on finance leases	(10)	(9)
Other interest charges	(223)	(148)
Fair value loss on financial instruments	(113)	(167)
Total interest charges	(670)	(601)
Net interest charges	(454)	(333)

Net finance income in respect of post employment plans in surplus	28	35
Hyperinflation adjustment in respect of Turkey (1)	22	—
Hyperinflation adjustment in respect of Ghana (1)	6	—
Hyperinflation adjustment in respect of Venezuela (1)	4	—
Interest income in respect of direct and indirect tax	3	—
Change in financial liability (Level 3)	8	—
Total other finance income	71	35
Net finance charge in respect of post employment plans in deficit	(10)	(9)
Hyperinflation adjustment in respect of Turkey (1)	—	(7)
Interest charge in respect of direct and indirect tax	(17)	(20)
Unwinding of discounts	(11)	(7)
Other finance charges	(10)	(4)
Total other finance charges	(48)	(47)
Net other finance income/(charges)	23	(12)
(1) Hyperinflationary adjustments
The group applied hyperinflationary accounting for its operations in Turkey, Ghana and Venezuela.
The group applies hyperinflationary accounting for its operations in Ghana starting from 1 July 2023. Hyperinflationary accounting needs to be applied as if Ghana had always been a hyperinflationary economy, hence, as per Diageo’s accounting policy choice, the differences between equity at 30 June 2023 as reported and the equity after the restatement of the non-
monetary items to the measuring unit current at 30 June 2023 were recognised in retained earnings.
The group’s consolidated financial statements include the results and financial position of its operations in hyperinflationary economies restated to the measuring unit current at the end of each period, with hyperinflationary gains and losses in respect of monetary items being reported in finance income and charges. Comparative amounts presented in the consolidated financial statements were not restated. When applying IAS 29 on an ongoing basis, comparatives in stable currency are not restated and the effect of inflating opening net assets to the measuring unit current at the end of the reporting period is presented in other comprehensive income. The movement in the publicly available official price index for the six months ended 31 December
2023 was 38% (2022 – 15%) in Turkey and 9% in Ghana. The inflation rate used by the group in the case of Venezuela is provided by an independent valuer because no reliable, officially published rate is available. Movement in the price index for the six months ended 31 December 2023 was 54% (2022 – 105%) in Venezuela.
Recent developments in Venezuela led management to change its estimate for the exchange rate of VES/$ to be the official exchange rate published by Bloomberg. Figures for the six months ended 31 December 2023 show the results of the
Venezuelan operation consolidated at the official closing exchange rate.